Other taxes payable	12 Months Ended
Dec. 31, 2019
ZHEJIANG TIANLAN
Other taxes payable

Other taxes payable mainly comprise Valued-Added Tax (“VAT”). The Group is subject to output VAT levied at the rate of 13% or 9% since April 1, 2019 (2018: 16% or 10%) of the revenue from sales of equipment. The input VAT paid on purchases of materials and other direct inputs can be used to offset the output VAT levied on operating revenue to determine the net VAT payable or recoverable.